METROPOLITAN WEST FUNDS

               Total Return Bond Fund - Class M and Class I
               Low Duration Bond Fund - Class M and Class I
                    Intermediate Bond Fund - Class I
                     High Yield Bond Fund - Class M
                           AlphaTrak 500 Fund

                   SUPPLEMENT DATED NOVEMBER 26, 2002
      TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
                          DATED JULY 31, 2002


     The information below supplements and replaces any contrary information contained in the Prospectuses and Statements of Additional Information.

     Effective DECEMBER 1, 2002, the address for shareholders to use when sending applications, checks or other communications to the Transfer Agent VIA U.S. MAIL is as follows:

		Metropolitan West Funds
		c/o PFPC Inc.
		P.O. Box 9793
		Providence, RI  02940

     Effective JANUARY 3, 2003, the address for shareholders to use when sending applications, checks or other communications to the Transfer Agent VIA EXPRESS DELIVERY, REGISTERED OR CERTIFIED MAIL is as follows:

		Metropolitan West Funds
		c/o PFPC Inc.
		760 Moore Road
		King of Prussia, PA  19406-1212

     Effective JANUARY 3, 2003, the address for PFPC Distributors, Inc., the funds' distributor, is as follows:

		PFPC Distributors, Inc.
		760 Moore Road
		King of Prussia, PA  19406-1212


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT
              WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL
                     INFORMATION FOR FUTURE REFERENCE.